Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents and Interest Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 192	$ 213
Checking accounts and demand deposits	54,696	41,415
Time deposits	155,092	143,863
Repurchase agreements collateralized by bonds	26,120	31,938
Cash and cash equivalents	$ 236,100	$ 217,429	$ 119,042	$ 183,720
Time deposits | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.31%	0.05%
Time deposits | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	4.45%	2.30%
Repurchase agreements collateralized by bonds
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.40%	0.17%